UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement. [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            PSAGOT PROVIDENT FUNDS AND PENSION LTD.
Address:         14 AHAD HA'AM STREET
                 TEL AVIV 65142, ISRAEL

Form 13F File Number: 28-15467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHLOMI BRACHA
Title: CHIEF EXECUTIVE OFFICER
Phone: +972-3-796-8799

Signature, Place, and Date of Signing:

/s/ Shlomi Bracha             Tel Aviv, Israel                   May 9, 2013
-----------------             ----------------                  --------------
  [Signature]                  [City, State]                       [Date]

Name: DIKLA KAFTZAN
Title: OPERATION VP
Phone: +972-3-796-8799

Signature, Place, and Date of Signing:

/s/ Dikla Kaftzan             Tel Aviv, Israel                   May 9, 2013
-----------------             ----------------                  --------------
  [Signature]                  [City, State]                        [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number      Name
    28-15465                  Psagot Investment House Ltd.